Cover	12 Months Ended
Dec. 31, 2025
Entity Information [Line Items]
Document Type	11-K
Entity Registrant Name	Evergy, Inc.
Entity Central Index Key	0001711269
Amendment Flag	false
EBP001
Entity Information [Line Items]
Document Period End Date	Dec. 31, 2025